Liquidity and Capital Resources (Tables)	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Summary of Consolidated Cash Flows Information
The following table sets forth the Group’s condensed interim consolidated cash flows information for the six-month
periods ended June 30, 2022 and 2021:

	For the Six-month period ended June 30,
(€‘000)	2022	2021
Net cash used in operations	(16 308)	(12 185)
Net cash (used in)/from investing activities	1 140	(94)
Net cash (used in)/from financing activities	(445)	7 052
Effects of exchange rate changes	(20)	10

Change in Cash and cash equivalents	(15 633)	(5 217)

Change in Short-term investments	—	—

Net cash burned over the period 3	(15 633)	(5 217)